Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 0.3
DCG | Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Predecessor
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 0.2